Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Operating Leases

7.      Operating Leases

The Company leases its headquarters office space in Minnesota and leases office space in Germany. The lease for the Company’s headquarters office space expires at the end of 2027. This headquarters office space lease is with a stockholder, which is considered a related party. The lease of the office space in Germany is not with a related party and is immaterial.

The components of leases and lease costs were as follows (in thousands):

	September 30, 2023	December 31, 2022
Operating lease right-of-use assets (related party)	$494	$577

Operating lease liability, current portion (related party)	$149	$125
Operating lease liabilities, net of current portion (related party)	440	565
	$589	$690
	Nine Months Ended September 30,
	2023	2022
Operating lease cost	$97	$97
	$97	$97

Other supplemental information of lease amounts recognized in the unaudited condensed consolidated financial statements is summarized as follows:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$113	$111
	September 30, 2023	December 31, 2022
Weighted-average remaining lease term – in years	4.2	4.9
Weighted-average discount rate	5.0%	5.0%

Future minimum lease payments associated with these leases were as follows on September 30, 2023 (in thousands):

Amount
2023 (remaining)	$28
2024	162
2025	154
2026	155
2027	99
598
Less: Imputed interest	(9)
$589

6.      Operating Leases

The Company leases its headquarters office space in Minnesota and leases office space in Germany. The lease for the Company’s headquarters office space expires at the end of 2027. This headquarters office space lease is with a stockholder, which is considered a related party. The lease of the office space in Germany is not with a related party and is immaterial.

The components of leases and lease costs were as follows (in thousands):

December 31, 2022
Operating lease right-of-use assets (related party)	$577
Operating lease liability, current portion (related party)	$125
Operating lease liabilities, net of current portion (related party)	565
$690
December 31, 2022
Operating lease cost	$124
$124

Prior to the adoption of Topic 842 on January 1, 2022, the Company recognized rent expense on a straight-line basis over the period in which benefit was obtained from the lease. Total rent expense associated with operating leases was $124 thousand for the year ended December 31, 2021.

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	$138
Right-of-use assets obtained in exchange for new operating lease obligations	$696
Weighted-average remaining lease term – in years	4.9
Weighted-average discount rate	5.0%

Future minimum lease payments associated with these leases were as follows on December 31, 2022 (in thousands):

Amount
2023	$140
2024	161
2025	153
2026	153
2027	97
704
Less: Imputed interest	(14)
$690

Future minimum lease payments associated with these leases were as follows on December 31, 2021 (in thousands):

Amount
2022	$141
2023	140
2024	161
2025	153
2026	153
2027	97
$845